Segment Information - Reconciliation of Assets from Segment to Consolidated (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Assets	$ 3,522.8	$ 3,355.5	$ 3,464.9
UNITED STATES
Segment Reporting Information [Line Items]
Assets	2,967.0	3,027.6	3,114.4
International
Segment Reporting Information [Line Items]
Assets	297.3	327.9	350.5
Corporate
Segment Reporting Information [Line Items]
Assets	$ 258.5	$ 0